NOTES PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																																										1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 15, 2026 USD ($)	Mar. 15, 2026 USD ($)	Feb. 15, 2026 USD ($)	Jan. 30, 2026 USD ($)	Jan. 15, 2026 USD ($)	Dec. 30, 2025 USD ($)	Dec. 15, 2025 USD ($)	Nov. 30, 2025 USD ($)	Oct. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 30, 2025 USD ($)	Aug. 19, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 30, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jun. 15, 2025 USD ($)	Jun. 13, 2025 USD ($)	Jun. 12, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	May 07, 2024	Apr. 12, 2024 USD ($)	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 11, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 31, 2023 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2026 USD ($)	Apr. 14, 2026 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 11, 2024 shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Nov. 30, 2023 USD ($)	Oct. 03, 2019
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																											$ 130,800		$ 145,650			$ 70,315			$ 145,650	$ 70,315	$ 54,850	$ 130,800				$ 57,639	$ 85,000		$ 71,629				$ 71,629
Accrued interest																																																											8,700		14,960						14,960		4,365	8,700
Debt instrument debt default interest rate																																									24.00%
Debt instrument repayment term																						Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Debt instrument unamortized discount																																																											38,854										97,276	38,854
Amortization of debt discount																																																																			198,362	193,283	303,563	294,005
Legal and financing costs																																																																				65,000	264,656
Debt repayment											$ 7,072
Penalty amount																																																																			30,000		30,000
Debt premium																																																											124,629										114,400	124,629
Derivative liabilities																																																											133,886		154,586						154,586		403,892	133,886
Fee amount																																																											3,832		2,343						2,343		0	3,832
Interest payable current and non current																																																													116,371						116,371		56,935
Conversion of stock amount converted																																																																			114,399	10,229	10,229	246,254
Debt premium																																																																			37,450			279,711
Proceeds from convertible debt																																																																			100,000	150,000	222,500	567,050
Number of shares issued | shares																																																																												11			1	1
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest																																																														$ 115,084	$ 438,064	18,205	$ 58,279	$ 99,891			176,375	773,548
Settlement of convertible debt																																																																			203,350	8,000	8,000	142,909
Convertible note																																																											313,550		55,000						55,000		520,797	313,550
Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																																																														8.00%
Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																											204,694										543,312	204,694
Debt instrument unamortized discount																																																											25,706										45,965	25,706
Debt remaining																																																											230,400										589,277	230,400
Convertible Notes One [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Amortization of debt discount																																																													$ 11,585			59,639			$ 198,362	193,283	$ 303,563	294,005
1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																				15.00%																		15.00%	15.00%																						150.00%						150.00%		150.00%
Original issue discounts amount																				$ 8,000																		$ 8,200	$ 8,200
Aggregate principal amount																				$ 67,860														$ 49,200				49,200	49,200
Debt instrument maturity date																				Apr. 15, 2026										Dec. 30, 2024
Accrued interest																																		5,683																									1,193		$ 0						$ 0		$ 7,638	1,193
Purchase amount																				$ 58,000
Repayment of principal amount											212,060			$ 212,060
Debt remaining																																																											98,400		0						$ 0		$ 212,060	98,400
Legal and financing costs																				9,860																		6,000	6,000
Net proceeds																				$ 50,000																		$ 35,000	$ 35,000
Debt instrument interest rate percentage																																						22.00%	22.00%
Monthly payment amount		$ 9,755	$ 9,755		$ 9,755		$ 39,020																											28,290
Debt repayment																													$ 7,073	$ 7,072.50				7,072.50
Payment of debt																																		56,580
Debt instrument conversion rate																																																																			65.00%		65.00%
Ownership limitations																																																																			4.99%		4.99%
Debt instrument discount rate																																																																					35.00%
1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount	$ 9,755						$ 39,020
1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Repayment of principal amount											212,060			212,060
Monthly payment amount	9,755
Payment of debt	78,039
ONE44 Capital LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																											9,909		17,715						$ 17,715		$ 1,006	9,909
Debt premium																																																											100,000											100,000	$ 133,305
GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																											8,700		13,537						$ 13,537		$ 4,365	8,700
Conversion price, description																										The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $150 per share, provided that the fixed price will be reduced to $75 per share in the event that the market price of the Common Stock trades below $125 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $225 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock trades below $200 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.																																								GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.		GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Derivative fixed interest rate																																																											1,254											1,254
Geebis Consulting LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																																					$ 1,348
Debt remaining																																																																					14,000
Coventry Enterprises LLC Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount																																																					$ 19,643
Crown Bridge Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																																					65,280
Accrued interest																																																																					$ 55,360
Debt instrument interest rate percentage																																																																					15.00%
Investor [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																	$ 82,500					$ 60,000	$ 90,000
Debt instrument maturity date																	Sep. 15, 2025					Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate																	10.00%					10.00%	10.00%
Purchase amount																	$ 75,000					$ 50,000	$ 75,000
Debt instrument debt default interest rate																	18.00%					18.00%	18.00%
Debt instrument repayment term																	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.					Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Investor [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																	18.00%
Aggregate principal amount																	$ 82,500
Debt instrument maturity date																	Sep. 15, 2025
Debt instrument loan bears interest rate																	10.00%
Purchase amount																	$ 75,000
Debt instrument repayment term																	Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.
Maturity Extension Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Amount of convertible debt outstanding with penalty																							$ 39,600
Accrued interest																							30,805
Amount repaid for covertible debt																							202,405
Debt Default penalty																							$ 39,600
Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																																					$ 14,000
Amortization of debt discount																																																																			$ 12,350	164,000	244,000	232,700
Debt premium																																																											279,711		37,450			$ 0			37,450	$ 0	0	279,711
Debt conversion converted instrument																																																																					14,000
Conversion price, description																			The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the common stock trades below $450 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future. Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount											65,000			65,000		$ 112,350												$ 65,000																															0		0						0			0
Debt instrument maturity date																Apr. 30, 2026												Nov. 30, 2025
Debt Instrument description																												The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is November 30, 2025 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Accrued interest											9,750			9,750
Purchase amount																$ 107,000												$ 56,000
Debt instrument debt default interest rate																22.00%																												22.00%
Debt Default penalty																																																													23,283						23,283
Debt instrument interest rate percentage																																												8.00%
Monthly payment amount								$ 9,344	$ 9,344	$ 9,344		$ 9,344			$ 37,375
Debt instrument discount rate																25.00%
Debt issuance costs																$ 7,000
Debt instrument conversion discount																0.75																												0.35
Percentage of outstanding shares of common stock																																												150.00%
Debt instrument settlement debt amount																																																											134,615								37,450
Penalty amount																$ 1,000																												$ 1,000
Accrued interest																																																																			112,350			9,863
Debt premium																																																											134,615		37,450						37,450			134,615
Debt conversion converted instrument																																																																						250,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount								9,344	9,344	9,344		9,344
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																125.00%																												129.00%
Debt instrument interest rate percentage																10.00%
Percentage of outstanding shares of common stock																9.99%																												9.99%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																120.00%																												110.00%
Debt instrument interest rate percentage																10.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July11, 2022 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																									$ 105,000
Debt instrument maturity date																																																									Jun. 30, 2023
Debt instrument interest rate percentage																																																									8.00%
Debt issuance costs																																																									$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July 6, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																			$ 65,000
Debt instrument maturity date																																																			Jun. 29, 2024
Debt issuance costs																																																			$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July 19, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																		$ 45,000
Debt instrument maturity date																																																		Jul. 19, 2024
Debt issuance costs																																																		$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | August 16, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																$ 55,000
Debt instrument maturity date																																																Aug. 16, 2024
Debt issuance costs																																																$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | October 20, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																													$ 40,000
Debt instrument maturity date																																													Oct. 20, 2024
Debt issuance costs																																													$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | November 29, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																												$ 45,000
Debt instrument maturity date																																												Sep. 15, 2024
Debt issuance costs																																												$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																$ 112,350
Debt instrument maturity date																Apr. 30, 2026
Purchase amount																$ 107,000
Debt instrument interest rate percentage																10.00%
Debt instrument conversion rate																75.00%
Debt instrument discount rate																25.00%
Debt issuance costs																$ 7,000
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount											$ 104,460																																$ 150,000									$ 111,111			$ 110,000				119,300		0						0		104,460	119,300
Debt instrument maturity date																																																							Aug. 15, 2022
Accrued interest																																																											6,726		0						0		24,962	6,726
Debt instrument debt default interest rate											24.00%																																24.00%
Debt instrument unamortized discount																																											$ 15,000									$ 11,111			$ 10,000
Debt instrument interest rate percentage																																											10.00%									10.00%			10.00%
Debt instrument conversion rate																																											60.00%
Ownership limitations																																											4.99%
Debt instrument discount rate																																											40.00%
Debt premium																																																											98,311		69,640						69,640		9,893	98,311
Legal fees																																											$ 7,500									$ 5,500			$ 5,500
Debt instrument increase principal percentage																																											20.00%
Debt conversion converted instrument																																																																			104,460		14,840	148,811
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																											135.00%
Debt instrument conversion rate																																											65.00%
Debt instrument discount rate																																											40.00%
Penalty amount																																											$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																											120.00%
Debt instrument conversion rate																																											60.00%
Debt instrument discount rate																																											35.00%
Penalty amount																																											$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount											$ 121,650													$ 55,000		$ 33,000	$ 43,000								$ 33,000	$ 33,000					$ 27,500					$ 61,000	$ 77,500							$ 71,500		$ 93,000
Debt instrument maturity date																								Dec. 15, 2025		Nov. 11, 2025	Oct. 07, 2025								Mar. 20, 2025	Feb. 02, 2025					Oct. 12, 2024					Apr. 12, 2024	Feb. 23, 2024							Mar. 21, 2023		Apr. 12, 2023
Accrued interest											$ 5,164																																																8,364		6,811						6,811		23,676	8,364
Debt instrument debt default interest rate											24.00%
Debt remaining											$ 66,000																																																110,500		55,000						55,000		$ 252,650	110,500
Debt instrument unamortized discount																								$ 5,000		$ 3,000	$ 3,000								$ 3,000	$ 3,000					$ 2,500					$ 3,500	$ 5,000							$ 4,000		$ 5,000
Net proceeds																																																						$ 65,000		$ 85,000
Debt instrument interest rate percentage																								8.00%		8.00%	8.00%								8.00%	8.00%					8.00%					8.00%	8.00%							8.00%		8.00%
Debt instrument conversion rate																								60.00%																	60.00%
Ownership limitations																																																						4.99%		4.99%													4.99%
Debt instrument discount rate																								40.00%
Legal fees																																														$ 2,500	$ 2,500							$ 2,500		$ 3,000
Debt instrument increase principal percentage																																									20.00%
Conversion price, description																								The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $125 per share, provided that the fixed price will be reduced to $62.50 per share in the event that the market price of the Common Stock trades below $100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $150 per share, provided that the fixed price will be reduced to $75 per share in the event that the market price of the Common Stock trades below $125 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The March 11, 2025 GS Capital Note was fully converted in December 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $225 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock traded below $200 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The February 7, 2025 GS Capital Note was fully converted in October 2025.								The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock trades below $450 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The September 20, 2024 GS Capital Note was fully repaid in August 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,550 per share, provided that the fixed price will be reduced to $1,500 per share in the event that the market price of the Common Stock trades below $2,100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 2, 2024 GS Capital Note was fully repaid in August 2025.					The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,550 per share, provided that the fixed price will be reduced to $1,500 per share in the event that the market price of the Common Stock trades below $2,100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The April 12, 2024 GS Capital Note was fully converted in August 2025.					The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $22,500 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $15,000 per share in the event that the market price of the Common Stock trades below $11,250 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The October 12, 2023 GS Capital Note was fully converted in August 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $60,000 per share, provided that the fixed price will be reduced to $30,000 per share in the event that the market price of the Common Stock trades below $45,000 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.							Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $3 million (the “September Fixed Price”). However, in the event the common stock trades below $2.1 million per share for more than five consecutive trading days, then the September Fixed Price becomes $1.35 million per share.		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $4.2 million per share (the “Fixed Price”). However, in the event the common stock trades below $3 million per share for more than five consecutive trading days, then the Fixed Price becomes $1.95 million per share.
Derivative liabilities																																																											110,500		55,000						55,000		$ 252,650	110,500
Fee amount																																																											3,832		1,875						1,875			3,832
Conversion price percentage																																																						65.00%		65.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																									125.00%
Penalty amount																																									$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																									110.00%
Penalty amount																																									$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																																									$ 55,000
Securities Purchase Agreement [Member] | 104 LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																					$ 33,750					$ 50,000
Debt instrument maturity date																																					Jun. 20, 2025					Mar. 01, 2025
Debt Instrument description																																					the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.
Amount of convertible debt outstanding with penalty																																																																					41,563
Accrued interest											$ 8,819																																																1,429										9,093	1,429
Amount repaid for covertible debt																																																											625										625	625
Purchase amount																																					$ 30,375					$ 46,875
Debt instrument debt default interest rate											16.00%
Debt remaining											$ 124,688																																																83,750		0						0		124,688	83,750
Debt instrument unamortized discount																																					3,375					3,125
Legal and financing costs																																					$ 5,200					$ 7,500
Debt instrument conversion rate																																					65.00%
Ownership limitations																																					4.99%
Debt instrument discount rate																																					35.00%
Debt premium																																																											45,096		44,760						44,760			45,096
Debt conversion converted instrument																																																																			124,688
Interest payable current and non current																																																																					4,000
Securities Purchase Agreement [Member] | 104 LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																					16.00%					16.00%
Securities Purchase Agreement [Member] | 104 LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																					8.00%					8.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																					$ 25,000											$ 22,000
Accrued interest											2,916																																																		0						0		821
Repayment of principal amount											25,000																																															$ 8,000
Debt remaining											14,000																																																										39,000
Debt instrument unamortized discount																																$ 2,000
Debt instrument interest rate percentage																			8.00%
Debt instrument conversion rate																																60.00%
Ownership limitations																					4.99%
Debt instrument discount rate																																40.00%
Accrued interest											1,423
Debt instrument increase principal percentage																					20.00%											20.00%
Debt conversion converted instrument																																																																					39,000
Conversion price, description																			The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the common stock trades below $450 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future.		The Geebis note contained a $2,500 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes. The initial conversion price for this note was equal to $125 per share, provided that the fixed price will be reduced to $100 per share in the event that the market price of the common stock trades below $75 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to 65% of the lowest ten trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future.
Debt instrument default interest rate																			24.00%		24.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																					125.00%											125.00%
Penalty amount																					$ 500											$ 500
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																					110.00%											110.00%
Penalty amount																					$ 250											$ 250
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																					125,000							$ 142,909
Amount of convertible debt outstanding with penalty																																																																						0	144,951
Accrued interest																																																												70											22,749
Amount repaid for covertible debt																																																											2,043											2,043	5,049
Debt Default penalty																																																																							25,000
Debt instrument unamortized discount																																																					25,000
Amortization of debt discount																																																					$ 37,500
Debt instrument interest rate percentage																																																					10.00%
Debt premium																																																											13,328											13,328
Interest payable current and non current																																																											357											357
Proceeds from convertible debt																																																					$ 100,000
Debt instrument guaranteed interest																																																					$ 12,500
Number of shares issued | shares																																																					3,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest																																																																							561
Settlement of convertible debt																																																												$ 142,979
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																											65,280										65,280	65,280
Accrued interest																																																											45,541										55,360	45,541
Debt instrument interest rate percentage																																																																																		15.00%
Debt premium																																																																							$ 13,889
Securities Purchase Agreement One [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt Instrument description																									The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is January 30, 2026, and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount												$ 79,200													$ 79,200
Debt instrument maturity date																									Jan. 30, 2026
Debt Instrument description																									The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was January 30, 2026 and the note bore a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Accrued interest											11,880
Purchase amount																									$ 67,000
Monthly payment amount				$ 11,385		$ 11,385		11,385	11,385	45,540
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount				11,385		$ 11,385		11,385	$ 11,385	$ 45,540
August 10, 2017 Consulting Agreement [Member] | GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt conversion converted instrument																																																																			131,650		54,850	130,800
Loans Payable [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																																																	10.00%
Original issue discounts amount																																																	$ 120,000
Aggregate principal amount																																																	$ 132,000
Debt instrument maturity date																																																	Nov. 15, 2023
Debt Instrument description																																																	The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment.
Debt instrument loan bears interest rate																																								130.00%									130.00%
Accrued interest																																																											15,536		0						0		5,718	15,536
Repayment of principal amount													$ 434,905
Debt Default penalty													35,076
Debt remaining																																																											132,000										352,405	132,000
Debt instrument unamortized discount																																																											0		0						0		3,488	0
Amortization of debt discount																																																													0						3,488		21,512	12,000
Debt instrument interest rate percentage																																																	10.00%
Debt instrument increase interest rate																																																	18.00%
Loans Payable [Member] | Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument unamortized discount																																																											25,706										45,965	25,706
Debt remaining																																																											$ 204,694										$ 543,312	$ 204,694
Loans Payable [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Repayment of principal amount													352,405
Debt Default penalty													$ 34,320
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount											67,860																							49,200
Accrued interest											10,179																							$ 5,683
Monthly payment amount																															$ 28,290
Debt repayment																															7,073
Payment of debt																															$ 56,580
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt	$ 78,039
Loans Payable [Member] | Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																													0						0					$ 352,405
Loans Payable [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt								74,750
Loans Payable [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt								$ 74,750
Loans Payable [Member] | Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt				91,080
Loans Payable [Member] | Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt				$ 91,080
Red Road Holdings Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																																	15.00%																													150.00%							150.00%
Original issue discounts amount																																	$ 8,200
Aggregate principal amount																																	49,200
Accrued interest											3,478			$ 3,478																																															0						0		$ 303
Debt remaining																																																													$ 0						$ 0		24,812
Legal and financing costs																																	6,000
Net proceeds																																	$ 35,000
Debt instrument interest rate percentage																																	22.00%
Monthly payment amount											21,217																						$ 28,290																																				28,290
Debt repayment											$ 24,812							$ 7,072															$ 7,072
Payment of debt																			$ 56,580
Debt instrument conversion rate																																	65.00%
Ownership limitations																																	4.99%
Debt instrument discount rate																																	35.00%
Three Outstanding Convertible Notes [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Convertible note																																																																					$ 364,798